Reconciliation of allowances and provisions on adoption of IFRS 9 (Detail 1) - CHF (SFr) SFr in Millions		Jan. 01, 2018	Dec. 31, 2017
Explanation Of First time Adoption Of IFRS9 [Line Items]
Loss allowances and provisions (IAS 39 / IAS 37)			SFr (794)
Reversal of allowances (IAS 39)		SFr 26
Total on-balance sheet financial assets in scope of ECL requirements
Explanation Of First time Adoption Of IFRS9 [Line Items]
Loss allowances and provisions (IAS 39 / IAS 37)			(761)
Reversal of allowances (IAS 39)		26
Loans and advances to banks
Explanation Of First time Adoption Of IFRS9 [Line Items]
Loss allowances and provisions (IAS 39 / IAS 37)			(3)
Loans and advances to customers
Explanation Of First time Adoption Of IFRS9 [Line Items]
Loss allowances and provisions (IAS 39 / IAS 37)			(658)
Reversal of allowances (IAS 39)	[1]	SFr 26
Other financial assets measured at amortized cost
Explanation Of First time Adoption Of IFRS9 [Line Items]
Loss allowances and provisions (IAS 39 / IAS 37)	[2]		(101)
Total off-balance sheet financial instruments and other credit lines
Explanation Of First time Adoption Of IFRS9 [Line Items]
Loss allowances and provisions (IAS 39 / IAS 37)			(33)
Guarantees
Explanation Of First time Adoption Of IFRS9 [Line Items]
Loss allowances and provisions (IAS 39 / IAS 37)			(29)
Loan commitments
Explanation Of First time Adoption Of IFRS9 [Line Items]
Loss allowances and provisions (IAS 39 / IAS 37)			SFr (4)

[1]
The reversal of CHF 26 million of IAS 39 loss allowances relates to instruments reclassified from amortized cost to fair value through profit or loss on transition to IFRS 9. Refer also to footnotes 3 and 4 to the table “Reclassification and remeasurement of carrying amounts and recognition of ECL upon adoption of IFRS 9.”

[2]	Includes CHF 82 million related to loans to financial advisors for which an allowance was reported as a direct reduction of the carrying amount as of 31 December 2017.